Leases (Tables)	12 Months Ended
Oct. 31, 2023
Disclosure of quantitative information about leases for lessee [abstract]
Disclosure of continuity schedule of lease obligation [Table Text Block]
Balance, October 31, 2020	$52,070
Interest expense	9,160
Lease payments	(36,442)
Balance, October 31, 2021	$24,788
New lease agreement	48,408
Interest expense	3,629
Lease payments	(28,946)
Foreign exchange	(3,095)
Balance, October 31, 2022	44,784
Interest expense	3,323
Lease payments	(18,932)
Foreign exchange	(121)
Balance, October 31, 2023	$29,054

Disclosure of maturity analysis of lease obligations [Table Text Block]
USD
Less than one year	$18,822
Between one and five years	$12,756

Disclosure of maturity analysis of lease payments as a lessor [Table Text Block]
USD
Less than one year	$17,626
Between one and five years	$14,593